CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Income Statement [Abstract]
Net loss for the period	$ (3,581,046)	$ (7,792,138)	$ (11,746,831)	$ (14,953,088)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized gain (loss) on marketable securities (Note 6)	(65,494)	(102,214)	2,722	(47,241)
Other comprehensive income (loss)	(65,494)	(102,214)	2,722	(47,241)
Comprehensive loss for the period	$ (3,646,540)	$ (7,894,352)	$ (11,744,109)	$ (15,000,329)